Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Discount Rates and Useful Lives (Details) - Exchange_Rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	12.73%	12.57%	11.97%
Pemex Fertilizers
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate			9.51%
Useful life			22 years
Exchange rate			19.9487
Pipelines | Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	12.73%	12.57%	11.97%
Useful life	19 years	20 years	22 years
Land and transport (white pipelines) | Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	12.73%	12.57%	11.97%
Useful life	2 years	3 years	5 years
Vessel | Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate	12.73%	12.57%	11.97%
Useful life	16 years	17 years	19 years